Goodwill and Intangible Assets, Net - Summary of Changes in Consolidated goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at beginning of period	$ 9,912	$ 9,948	$ 9,957
Business combinations		16	100
Reclassification to assets held for sale and other current assets (notes 4.2, 4.3 and 12)	(371)	(22)	92
Impairment losses			98
Foreign currency translation effects	21	(30)	(299)
Balance at end of period	$ 9,562	$ 9,912	$ 9,948